Average Annual Total Returns{- Fidelity SAI Municipal Money Market Fund} - 03.31 Fidelity SAI Municipal Money Market Fund Pro-06 - Fidelity SAI Municipal Money Market Fund - Fidelity SAI Municipal Money Market Fund - Return Before Taxes
	Past 1 year	Since Inception
Total	0.02%	0.84%	[1]

[1]	(a)From January 11, 2018